Voya Index Solution 2045 Portfolio Expense Example - Class Z Shares [Member] - Voya Index Solution 2045 Portfolio - Class Z	Dec. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 16
Expense Example, with Redemption, 3 Years	102
Expense Example, with Redemption, 5 Years	196
Expense Example, with Redemption, 10 Years	$ 470